Item 1. Report to Shareholders

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
As of 5/31/04

Short-Term Bond Fund   $16,694

Lehman Brothers 1-3 Yr. U.S. Government/Credit Index   $17,870


                                           Lehman Brothers
                                              1-3 Yr. U.S.
                                               Government/           Short-Term
                                              Credit Index            Bond Fund

5/31/94                                    $        10,000      $        10,000

5/95                                                10,747               10,341

5/96                                                11,321               10,814

5/97                                                12,075               11,494

5/98                                                12,921               12,284

5/99                                                13,615               12,803

5/00                                                14,162               13,237

5/01                                                15,623               14,642

5/02                                                16,632               15,556

5/03                                                17,701               16,605

5/04                                                17,870               16,694

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 5/31/04            1 Year             5 Years             10 Years
--------------------------------------------------------------------------------

Short-Term Bond Fund              0.54%               5.45%                5.26%

Lehman Brothers 1-3 Yr.
U.S. Government/
Credit Index                      0.96                5.59                 5.98

Lipper Short
Investment-Grade Debt
Funds Average                     0.43                4.73                 5.30

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Your fund generated a positive return of 0.54% during the 12 months ended May 31, 2004, in a difficult environment for fixed-income securities. Fund performance trailed that of the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Index during the period, but surpassed the Lipper Short Investment-Grade Debt Funds Average of similarly managed funds, as shown in the table on the preceding page. Over the past six months, particularly in April, the dollar strengthened and currency exposure was negative, hindering results relative to Lehman.

[Graphic Omitted]

Quality Diversification
--------------------------------------------------------------------------------

AAA                                                                          37%

AA                                                                           23%

A                                                                            20%

BBB                                                                          20%


As you know, the fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The fund's weighted average maturity will not exceed three years.


Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                                   12 Months
--------------------------------------------------------------------------------

Lehman Brothers U.S. Treasury Index                                       -2.64%

Lehman Brothers U.S. Aggregate Index                                      -0.44

Lehman Brothers U.S. Credit Index                                         -0.58

Lehman Brothers Mortgage-Backed
Securities Index                                                           1.50

CS First Boston High Yield Index                                          13.25

Source: Lehman Brothers and CS First Boston.


The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield bonds, which tend to act more like equities than bonds in an improving economy, far outpaced higher-quality bonds such as Treasuries and higher-rated corporate securities over the 12-month period. In fact, all fixed-income classes except for high-yield and mortgage-backed bonds posted negative returns during the fund's fiscal year. Eighty percent of portfolio assets were rated A or above, and the balance was allocated to BBB securities, as shown in the Quality Diversification pie chart.

The Interest Rate Levels chart reflects the pattern of bond yields during the same period. Yields rose in general before declining earlier this year, only to spike sharply higher in April as the economy continued to grow and investors focused their attention on the threat of higher inflation in the months ahead.

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------

                                5-Year              2-Year        Federal Funds
                              Treasury            Treasury               Target
                                  Note                Note                 Rate

5/31/03                           2.29                1.32                 1.25
                                  2.41                1.30                 1.00
                                  3.22                1.74                 1.00
8/03                              3.46                1.97                 1.00
                                  2.83                1.46                 1.00
                                  3.24                1.82                 1.00
11/03                             3.35                2.04                 1.00
                                  3.25                1.82                 1.00
                                  3.14                1.82                 1.00
2/04                              2.94                1.64                 1.00
                                  2.78                1.57                 1.00
                                  3.62                2.32                 1.00
5/31/04                           3.79                2.53                 1.00


Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                        5/31/03             5/31/04
--------------------------------------------------------------------------------

Price Per Share                             $          4.87      $         4.76

30-Day Standardized
Yield to Maturity                                      2.42%               2.50%

Weighted Average Maturity (years)                      2.1                 2.3

Weighted Average
Effective Duration (years)                             1.9                 1.6

Weighted Average Quality *                              AA+                 AA

*    Based on T. Rowe Price research.


The Portfolio Characteristics table shows various portfolio details as of May 31, 2004, compared with one year earlier. The weighted average maturity of the portfolio rose slightly to 2.3 years, and the duration declined to 1.6 years. The quality of the portfolio's holdings slipped a notch from AA+ to AA. An increased weighting in BBB securities, the lowest rating within the investment-grade spectrum, enhanced results as higher-yielding bonds outperformed.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 18, 2004

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                       5/31/04     5/31/03     5/31/02     5/31/01     5/31/00
NET ASSET VALUE

Beginning of period  $    4.87   $    4.75   $    4.71   $    4.52   $    4.63

Investment activities
  Net investment
  income (loss)           0.14*       0.19*       0.25*       0.28*       0.26

  Net realized and
  unrealized gain
  (loss)                 (0.11)       0.12        0.04        0.19       (0.11)

  Total from
  investment
  activities              0.03        0.31        0.29        0.47        0.15

Distributions
  Net investment
  income                 (0.14)      (0.19)      (0.25)      (0.28)      (0.26)

NET ASSET VALUE
End of period        $    4.76   $    4.87   $    4.75   $    4.71   $    4.52
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return^             0.54%*      6.74%*      6.24%*     10.61%*      3.39%

Ratio of total
expenses
to average
net assets                0.55%*      0.55%*      0.55%*      0.59%*      0.72%

Ratio of net
investment income
(loss) to average
net assets                2.67%*      3.85%*      5.11%*      5.99%*      5.74%

Portfolio turnover
rate                      69.5%      110.1%       49.9%       77.6%(Ckmk.)50.7%

Net assets,
end of period
(in millions)         $   1,596   $   1,052   $     696   $     469   $     287


* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 9/30/04.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(Ckmk.) Excludes the effect of the acquisition of Summit Limited-Term Bond
     Fund's and Short-Term U.S. Government's Fund's assets.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Portfolio of Investments (1)                  $ Par/Shares                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES   44.7%

Banking and Finance   15.6%

ABN AMRO Bank (Chicago),
7.25%, 5/31/05                                       3,620                3,802

AIG Sunamerica Global
Financing XII, 144A,
5.30%, 5/30/07                                       3,450                3,603

Allstate Financial
Global Funding, 144A,
5.25%, 2/1/07                                        4,500                4,705

AT&T Capital Corporation,
6.60%, 5/15/05                                       1,110                1,156

Bank of America, 5.25%, 2/1/07                       9,000                9,391

Bank of New York, 2.20%, 5/12/06                     6,000                5,928

Bank One Corporation, 6.50%, 2/1/06                  3,000                3,185

Bear Stearns, 3.00%, 3/30/06                         8,000                8,023

CIT Group
    4.125%, 2/21/06                                  5,162                5,266

    5.50%, 11/30/07                                  3,000                3,143

Citigroup
    4.125%, 6/30/05                                  3,000                3,050

    5.75%, 5/10/06                                   6,000                6,321

Countrywide Home Loan,
5.50%, 8/1/06                                        7,000                7,323

Developers Diversified Realty,
3.875%, 1/30/09                                      5,000                4,829

Eop Operating Limited Partnership,
8.375%, 3/15/06                                      6,000                6,539

Fifth Third Bank, 2.70%, 1/30/07                    10,000                9,870

First Union, 7.55%, 8/18/05                          4,750                5,036

Goldman Sachs Group, 144A,
6.75%, 2/15/06++                                     8,900                9,478

HBOS, 144A, 3.125%, 1/12/07                          8,000                7,954

Household Finance, 5.75%, 1/30/07                    4,330                4,577

ING Institutional Funding, 144A,
2.70%, 2/15/07                                       9,000                8,830

International Lease Finance,
3.75%, 8/1/07                                        7,500                7,472

JP Morgan Chase, 3.125%, 12/11/06                    5,800                5,780

Keycorp, 6.75%, 3/15/06                              1,850                1,978

Landwirtschaftliche Rentenbank,
3.75%, 6/15/09                                      15,000               14,720

Lehman Brothers, 6.25%, 5/15/06                      5,500                5,843

Marsh & McLennan, 3.625%, 2/15/08                    4,810                4,733

Marshall & Ilsley
    2.625%, 2/10/07                                  3,000                2,974

    4.125%, 9/4/07                                   2,160                2,201

Massmutual Global Funding, 144A,
3.25%, 6/15/07                                       6,430                6,362

Merrill Lynch
    7.00%, 3/15/06                                     225                  241

    VR, 2.853%, 3/2/09                               7,000                6,878

Midland Bank, 7.625%, 6/15/06                        4,300                4,671

Morgan Stanley Dean Witter,
6.10%, 4/15/06                                       6,700                7,097

National City Bank,
2.375%, 8/15/06                                      5,000                4,970

National Rural Utilities,
6.00%, 5/15/06                                       6,000                6,337

Regions Bank, 2.90%, 12/15/06                        5,635                5,592

SLM Corporation, VR,
2.862%, 4/1/09                                      10,000                9,785

St. Paul Travelers Companies,
5.75%, 3/15/07                                       2,475                2,606

Swedish Export Credit,
2.875%, 1/26/07                                      6,015                5,960

Travelers Property Casualty,
3.75%, 3/15/08                                       1,770                1,746

U.S. Bank NA
    2.85%, 11/15/06                                  9,000                8,939

    2.87%, 2/1/07                                    3,000                2,955

Wachovia Corporation,
7.45%, 7/15/05                                       2,000                2,111

Zions Bancorporation,
2.70%, 5/1/06                                        4,800                4,772

                                                                        248,732

Consumer Products and Services   7.2%

Abbott Laboratories,
5.625%, 7/1/06                                       4,225                4,449

AOL Time Warner, 6.125%, 4/15/06                     6,650                7,004

Brown-Forman, 2.125%, 3/15/06                        9,000                8,900

Bunge Limited Finance,
4.375%, 12/15/08                                     5,950                5,880

Cargill Incorporated, 144A,
6.25%, 5/1/06                                        6,500                6,881

Clear Channel Communications,
6.00%, 11/1/06                                       6,578                6,954

Comcast Cable, 8.375%, 5/1/07                        6,000                6,738

Dayton Hudson Corporation,
7.50%, 7/15/06                                       2,500                2,728

Diageo, 3.50%, 11/19/07                              5,000                4,953

Diageo Capital, 6.625%, 6/24/04                      2,000                2,006

Disney, 6.75%, 3/30/06                               6,000                6,383

Fred Meyer, 7.375%, 3/1/05                           4,700                4,873

General Mills, 3.875%, 11/30/07                      5,000                4,994

Gillette, 3.50%, 10/15/07                            6,250                6,271

IBM, 2.375%, 11/1/06                                 5,500                5,400

Kraft Foods, 4.625%, 11/1/06                         4,850                4,976

McCormick
    3.35%, 4/15/09                                   5,000                4,810

    6.40%, 2/1/06                                    3,400                3,598

Newell Rubbermaid, 2.00%, 5/1/05                     1,515                1,511

Pfizer, 2.50%, 3/15/07                               6,000                5,874

Ralcorp Holdings, 8.75%, 9/15/04                     5,500                5,611

Viacom, 6.40%, 1/30/06                               4,440                4,704

                                                                        115,498

Energy   1.6%

BP Canada Finance, 3.375%, 10/31/07                  5,700                5,652

Conocophillips, 3.625%, 10/15/07                     6,350                6,339

Devon Energy, 2.75%, 8/1/06                          4,600                4,546

Halliburton, 144A, VR, 1.92%, 1/26/07                4,000                3,999

Smith International Incorporated,
7.00%, 9/15/07                                       5,000                5,466

                                                                         26,002

Industrial   6.4%

Alcoa, 4.25%, 8/15/07                                2,475                2,517

American Honda Finance, 144A,
2.875%, 4/3/06                                       4,400                4,400

Boeing Capital, 7.10%, 9/27/05                       4,500                4,766

Caterpillar Financial Services
    2.35%, 9/15/06                                   6,500                6,404

    2.625%, 1/30/07                                  3,500                3,439

Daimler Chrysler North America,
6.90%, 9/1/04                                        5,000                5,062

Dow Chemical, 7.00%, 8/15/05                         6,000                6,307

Falconbridge, 7.35%, 11/1/06                         5,000                5,397

Ford Motor Credit, 6.50%, 1/25/07                    3,750                3,933

General Electric, VR, 1.22%, 10/24/05                2,665                2,667

General Electric Capital,
5.00%, 6/15/07                                       6,000                6,246

GMAC, 6.75%, 1/15/06                                 7,000                7,372

Hutchison Whampoa Finance,
144A, 6.95%, 8/1/07                                  4,500                4,868

John Deere Capital, 3.90%, 1/15/08                   4,000                3,994

Meadwestvaco Corp, 2.75%, 12/1/05                    3,700                3,675

Northrop Grumman, 8.625%, 10/15/04                   5,550                5,684

Praxair, VR, 4.75%, 7/15/07                          4,000                4,134

Raytheon, 4.50%, 11/15/07                            5,651                5,736

Sealed Air, 144A, 5.375%, 4/15/08                    6,000                6,167

United Technologies, 6.625%, 11/15/04                3,250                3,321

Weyerhaeuser, 5.50%, 3/15/05                         5,000                5,117

                                                                        101,206

Media and Communications   5.3%

Alltel, 6.75%, 9/15/05                               3,750                3,963

Bellsouth, 5.00%, 10/15/06                           4,800                4,990

British Telecommunications,
STEP, 7.875%, 12/15/05                               8,000                8,609

Cox Enterprises, 144A, 4.375%, 5/1/08                6,150                6,131

Deutsche Telekom International Finance,
3.875%, 7/22/08                                      6,000                5,917

France Telecom, STEP, 8.20%, 3/1/06                  8,600                9,294

Liberty Media, VR, 2.61%, 9/17/06                    5,000                5,090

SBC Communications, 5.75%, 5/2/06                    5,000                5,260

Sprint Capital, 6.00%, 1/15/07                       5,600                5,886

Telefonica Europe, 7.35%, 9/15/05                    3,000                3,176

Telefonos De Mexico, S. A.,
4.50%, 11/19/08                                      3,545                3,448

Telus, 7.50%, 6/1/07                                 5,000                5,468

U.S. West Communications, 7.20%, 11/1/04             3,500                3,553

Verizon Global Funding, 6.125%, 6/15/07              5,000                5,344

Verizon Wireless, 5.375%, 12/15/06                   7,600                7,970

                                                                         84,099

Other   0.4%

United Mexican States, VR,
1.84%, 1/13/09ss.                                    6,000                6,081

                                                                          6,081

Transportation Services   0.6%

ERAC USA Finance, 144A,
6.625%, 2/15/05++                                    5,665                5,830

Union Pacific, 5.75%, 10/15/07                       4,000                4,214

                                                                         10,044

Utilities   7.6%

Alabama Power, 5.49%, 11/1/05                        4,250                4,421

Arizona Public Service, 7.625%, 8/1/05               5,000                5,276

CE Electric UK Funding,
144A, 6.995%, 12/30/07                               2,370                2,508

CINergy, 6.25%, 9/1/04                               3,900                3,938

Consumers Energy, 6.00%, 3/15/05                     2,150                2,210

Dominion Resources, 7.625%, 7/15/05                  3,000                3,171

DTE Energy, 6.00%, 6/1/04                            4,500                4,500

Duke Capital, 4.302%, 5/18/06                        6,500                6,530

Energy East, 5.75%, 11/15/06                         5,750                6,001

Entergy Gulf States, 5.20%, 12/3/07                  5,310                5,349

FirstEnergy, 5.50%, 11/15/06                         3,175                3,289

Niagara Mohawk Power, 5.375%, 10/1/04                5,250                5,300

Nisource Finance Corp.,
VR, 1.929%, 5/4/05                                   6,000                5,996

Panhandle Eastern Pipeline,
144A, 2.75%, 3/15/07                                 6,000                5,837

Pepco Holdings, 5.50%, 8/15/07                       5,000                5,208

PG&E, VR, 1.81%, 4/30/06                             5,810                5,824

Pinnacle West Capital, 6.40%, 4/1/06                 3,300                3,476

PPL Capital Funding, 144A, 4.33%, 3/1/09             5,000                4,869

PSEG Power, 6.875%, 4/15/06                          5,345                5,701

Sempra Energy, VR, 1.74%, 5/21/08                    8,950                8,948

Southern California Edison,
8.00%, 2/15/07                                       7,000                7,784

Texas-New Mexico Power, 6.125%, 6/1/08               3,650                3,778

TXU Energy, 6.125%, 3/15/08                          2,900                3,059

Westar Energy, 7.875%, 5/1/07                        5,055                5,569

Western Power Distribution Holdings,
144A 6.875%, 12/15/07                                2,700                2,795

                                                                        121,337

Total Corporate Bonds and Notes (Cost  $712,408)                        712,999

ASSET-BACKED SECURITIES   14.7%

Aesop Funding II, Series 2003-5A, Class A1
144A, 2.78%, 12/20/07                                6,350                6,320

American Express, Series 2004-1, Class C
144A, VR, 1.65%, 9/15/11                             4,500                4,500

Bank One Auto Securitization,
Series 2003-1, Class A3
1.82%, 9/20/07                                       9,850                9,748

BMW Vehicle Owner Trust, Series 2003-A,
Class A3 1.94%, 2/25/07                              8,750                8,761

Capital Auto Receivables Asset Trust
    Series 2002-2, Class A4,
    4.50%, 10/15/07                                  3,000                3,068

    Series 2002-2, Class CERT,
    4.18%, 10/15/07                                  1,180                1,197

    Series 2004-1, Class A4,
    2.64%, 11/17/08                                  9,000                8,796

    Series 2004-1, Class CTFS,
    2.84%, 9/15/10                                   7,000                6,834

Capital One Master Trust, Series 1998-1,
Class A 6.31%, 6/15/11                               9,000                9,791

Chase Manhattan Auto Owner Trust,
Series 2001-B Class CTFS, 3.75%, 5/15/08               673                  680

CIT RV Trust
    Series 1997-A, Class A6, 6.35%, 4/15/11            264                  268

    Series 1998-A, Class A4, 6.09%, 2/15/12          1,125                1,135

Citibank Credit Card Issuance Trust
    Series 2000-A1, Class A1,
    6.90%, 10/15/07                                 11,100               11,767

    Series 2000-A3, Class A3,
    6.875%, 11/16/09ss.                              3,700                4,075

    Series 2001-A6, Class A6,
    5.65%, 6/16/08                                   7,000                7,374

Comed Transitional Funding Trust,
Series 1998-1, Class A5
5.44%, 3/25/07                                       2,572                2,617

CPL Transition Funding, Series 2002-1,
Class A1 3.54%, 1/15/07                              2,191                2,209

GS Auto Loan Trust
    Series 2004-1, Class A3,
    2.13%, 11/15/07                                  3,000                2,972

    Series 2004-1, Class C, VR,
    2.68%, 5/16/11                                   6,000                5,972

Harley-Davidson Motorcycle Trust
    Series 2001-1, Class B, VR,
    5.29%, 1/15/09                                     950                  966

    Series 2003-3, Class A2,
    2.76%, 5/15/11                                   4,700                4,668

    Series 2004-1, Class B,
    2.00%, 11/15/11                                  4,886                4,796

Hertz, Series 2004-1, Class A2,
144A, 2.38%, 5/25/08                                12,500               12,121

Honda Auto Receivables, Series 2003-5,
Class A4 2.96%, 4/20/09                              9,125                9,020

Household Affinity Credit Card,
Series 2003-1 Class A,
VR, 1.22%, 2/15/10                                   5,000                5,011

Hyundai Auto Receivables Trust
    Series 2003-A, Class C,
    3.19%, 10/15/10                                  1,225                1,220

    Series 2003-A, Class B,
    2.99%, 10/15/10                                  3,275                3,248

John Deere Owner Trust
    Series 2001-A, Class A4,
    3.78%, 9/15/08                                   5,175                5,217

    Series 2003-A, Class A3,
    1.79%, 4/16/07                                   2,000                1,987

MBNA Master Credit Card Trust
    Series 2000-D, Class A, VR,
    1.30%, 9/15/09                                  10,600               10,644

    Series 1999-M, Class A,
    6.60%, 4/16/07                                   1,150                1,176

MBNA Credit Card Master Note Trust
    Series 2001-C1, Class C1, VR,
    2.15%, 10/15/08                                  6,000                6,066

    Series 2003-C2, Class C2, VR,
    2.70%, 6/15/10                                   5,000                5,170

Morgan Stanley Auto Loan Trust,
Series 2004-HB1
Class C, 2.88%, 10/15/11                             3,750                3,745

Navistar, VR, 1.30%, 4/15/08                        10,000               10,021

Nissan Auto Receivables Owner Trust
    Series 2002-A, Class A4,
    4.28%, 10/16/06                                  1,000                1,020

    Series 2004-A, Class A4,
    2.76%, 7/15/09                                   9,000                8,812

Regions Auto Receivables Trust, Series 2002-1
Class A3, 2.63%, 1/16/07                             4,459                4,480

Reliant Energy Transition Bond Trust,
Series 2001-1 Class A1, 3.84%, 9/15/07               3,609                3,659

SSB Auto Loan Trust, Series 2002-1, Class C,
4.13%, 2/15/09                                       1,276                1,288

USAA Auto Owner Trust, Series 2003-1, Class A3
1.58%, 6/15/07                                      10,000                9,955

WFS Financial Owner Trust, Series 2004-2
Class C, 3.20%, 11/21/11                            12,500               12,437

World Financial Network, Series 2003-A,
Class A2 VR, 1.47%, 5/15/12                         10,000               10,016

Total Asset-Backed Securities (Cost  $235,522)                          234,827

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 12.1%

U.S. Government Agency Obligations+/- 11.6%

Federal Home Loan Mortgage
    4.50%, 10/1/07                                   8,772                8,882

    5.00%, 10/1 - 11/1/18                           27,028               27,052

    10.00%, 6/1 - 10/1/05                                3                    3

    10.75%, 12/1/09                                     25                   28

  CMO
    2.37%, 12/15/09                                 12,000               11,717

    3.32%, 12/15/11                                  3,000                2,755

    4.00%, 1/15/22                                   9,000                8,996

    4.105%, 10/27/31                                 5,000                5,048

    4.50%, 2/15/13                                   9,722                9,919

    5.00%, 1/15/19                                  12,000               12,147

    6.00%, 1/15/08                                     586                  590

    6.50%, 8/15/23                                   1,786                1,851

    IO, 4.50%, 5/15/16 - 4/15/18                     5,700                  903

Federal National Mortgage Assn.
    4.50%, 5/1/18                                    9,306                9,145

    5.00%, 1/1/09 - 11/1/18                         11,251               11,277

    5.50%, 1/1/17 - 3/1/34                          20,999               21,330

    6.00%, 7/1 - 11/1/13                               281                  294

    9.00%, 5/1/05                                       48                   49

  ARM
    2.805%, 6/1/04                                     108                  109

    3.00%, 6/1/04                                       25                   25

    3.02%, 6/1/04                                        3                    3

    3.061%, 6/1/04                                       5                    5

    3.065%, 6/1/04                                     110                  111

    3.091%, 6/1/04                                      27                   27

    3.115%, 6/1/04                                      30                   30

    3.124%, 6/1/04                                      62                   63

    3.139%, 6/1/04                                     173                  175

    3.187%, 6/1/04                                       8                    8

    3.818%, 6/1/04                                  14,432               14,558

    4.382%, 6/1/04                                   9,892                9,877

    4.75%, 6/1/04                                       22                   23

    4.942%, 6/1/04                                      34                   37

    5.517%, 6/1/04                                     162                  179

  CMO
    3.50%, 4/25/13                                  10,000               10,043

    4.50%, 6/25/13                                  12,000               12,163

    5.50%, 3/25/30                                   1,322                1,326

    6.00%, 6/25/16                                     411                  420

    9.00%, 1/25/08                                   1,168                1,237

    TBA, 5.50%, 1/1/19                               2,650                2,703

                                                                        185,108

U.S. Government Obligations 0.5%

Government National Mortgage Assn.
    6.00%, 7/15/17                                   3,295                3,442

    7.00%, 9/15/12 - 12/15/13                        3,735                4,013

    8.00%, 5/15/07                                      83                   87

    8.50%, 2/15/05 - 3/15/06                            34                   35

    9.00%, 12/15/05 - 2/15/06                           29                   30

    9.50%, 4/15/05 - 10/15/09                            4                    4

    10.00%, 8/15/04 - 10/15/21                          99                  111

    10.50%, 11/15/15                                    27                   30

    11.00%, 4/20/14                                      2                    2

    11.25%, 7/15 - 8/15/13                              37                   42

    11.50%, 3/15/10 - 12/15/15                         440                  505

    11.75%, 8/15 - 9/15/13                             111                  128

                                                                          8,429

Total U.S. Government & Agency
Mortgage-Backed Securities (Cost  $195,083)                             193,537


NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
4.7%

Banc of America Commercial Mortgage,
Series 2003-1 Class A1, CMO,
3.878%, 9/11/36                                      4,648                4,528

Bank of America Mortgage Securities
    Series 2003-L, Class 2A2, CMO, VR,
    4.356%, 1/25/34                                 10,377               10,357

    Series 2004-A, Class 2A2, CMO, VR,
    4.18%, 2/25/34                                   6,012                5,944

Bankboston Home Equity Loan Trust,
Series 1998-2 Class A6, 6.64%, 12/25/28              5,000                5,306

Chase Funding Mortgage Loan,
Series 2002-4, Class 2A 1
VR, 1.47%, 10/25/32                                  6,165                6,175

Countrywide Home Loans, Series 2003-60
Class 3A-1, CMO, VR, 5.206%, 2/25/34                10,068               10,057

DLJ Commercial Mortgage, Series 1999-CG2
Class A1B, CMO 7.30%, 6/10/32                        4,200                4,711

GMAC Commercial Mortgage Securities, CMO
Series 1998-C2, Class A1, 6.15%, 5/15/35             1,240                1,272

Greenwich Capital Commercial Funding,
Series 2004-1 Class 2, CMO, 3.835%, 6/10/36          7,500                7,514

J.P. Morgan Chase Commercial Mortgage,
Series 1999-C7 Class A2 CMO,
6.51%, 10/15/35                                      4,000                4,312

Morgan Stanley Dean Witter,
CMO, 5.38%, 1/15/39                                  5,507                5,703

Prudential Securities Secured Financing,
Series 1999-NRF1 Class A1,
CMO, 6.074%, 11/1/31                                   365                  380

Ryland Mercury Savings Trust, Series 1998-MS2
Class A, VR, 3.509%, 10/15/18                           21                   21

Sovereign Bank Home Equity Loan Trust,
Series 2000-1 Class A6,
7.25%, 2/25/15                                         584                  624

Washington Mutual, Series 2004-AR1,
Class A, CMO 4.23%, 3/25/34                          7,849                7,775

Total Non-U.S. Government
Mortgage-Backed Securities (Cost  $75,558)                               74,679

U.S. GOVERNMENT & AGENCY OBLIGATION
(EXCLUDING MORTGAGE-BACKED)   10.2%

U.S. Government Agency Obligations+/- 3.5%

Federal Home Loan Mortgage,
2.875%, 9/15/05                                     20,000               20,165

Federal National Mortgage Assn.
    2.50%, 6/15/06                                  10,000                9,948

    3.25%, 8/15/08                                  14,183               13,787

    VR, 2.833%, 2/17/09                             12,100               12,010

                                                                         55,910
U.S. Treasury Obligations 6.7%

U.S. Treasury Notes
    1.50%, 7/31/05                                  11,800               11,743

    1.625%, 1/31 - 4/30/05 ++                       95,000               94,984

                                                                        106,727
Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed) (Cost  $163,192)                            162,637

SHORT-TERM INVESTMENTS   12.8%

Money Market Funds 12.8%

T. Rowe Price Reserve
Investment Fund, 1.09% #                           205,066              205,066

Total Short-Term Investments
(Cost  $205,066)                                                        205,066

SECURITIES LENDING COLLATERAL   0.4%

Money Market Pooled Account   0.4%

State Street Bank and Trust Company
of New Hampshire N.A. Securities
Lending Quality Trust units, 1.121% #                6,492                6,492

Total Securities Lending Collateral
(Cost  $6,492)                                                            6,492

Total Investments in Securities

99.6% of Net Assets (Cost $1,593,321)                      $          1,590,237
                                                           --------------------

Futures Contracts
--------------------------------------------------------------------------------
($ 000s)
                                                   Contract          Unrealized
                            Expiration                Value          Gain (Loss)
                           ------------         ------------        ------------

Short, 1,000 U.S.
Treasury 5 year
contracts, $1,000
par of 1.625% U.S.
Treasury Notes
pledged as initial
margin                            9/04     $      (108,172)     $          (437)

Net payments
(receipts) of
variation margin
to date                                                                     796

Variation margin
receivable
(payable) on
open futures
contracts                                                  $                359
                                                           --------------------


(1)  Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

(ss.)All or a portion of this security is on loan at May 31, 2004

(+/-)The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2004.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $15,308 and represents 1.0% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $118,158 and represents 7.4% of net assets

ARM  Adjustable Rate Mortgage

CMO  Collateralized Mortgage Obligation

IO Interest Only security for which the fund receives interest on notional principal (par)

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA  To Be Announced security was purchased on a forward commitment basis

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
(cost $1,593,321)                                          $          1,590,237

Other assets                                                             18,910

Total assets                                                          1,609,147

Liabilities

Total liabilities                                                        12,899

NET ASSETS                                                 $          1,596,248
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $             (3,248)

Undistributed net realized gain (loss)                                   (7,917)

Net unrealized gain (loss)                                               (3,521)

Paid-in-capital applicable to 335,005,925 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,610,934

NET ASSETS                                                 $          1,596,248
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               4.76
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income (Loss)

Income
  Interest                                                 $             40,227

  Dividend                                                                1,795

  Securities lending                                                          7

  Total income                                                           42,029

Expenses
  Investment management                                                   5,440

  Shareholder servicing                                                   2,262

  Custody and accounting                                                    202

  Registration                                                              150

  Prospectus and shareholder reports                                        115

  Legal and audit                                                            18

  Directors                                                                   8

  Miscellaneous                                                               8

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                           (1,016)

  Total expenses                                                          7,187

  Expenses paid indirectly                                                   (4)

  Net expenses                                                            7,183

Net investment income (loss)                                             34,846

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              2,362

  Futures                                                                 1,599

  Foreign currency transactions                                          (1,164)

  Net realized gain (loss)                                                2,797

Change in net unrealized gain (loss)
  Securities                                                            (30,847)

  Futures                                                                  (437)

  Other assets and liabilities
  denominated in foreign currencies                                         141

  Change in net unrealized gain (loss)                                  (31,143)

Net realized and unrealized gain (loss)                                 (28,346)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              6,500
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                      Year
                                                     Ended
                                                   5/31/04              5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        34,846      $        33,839

  Net realized gain (loss)                           2,797                4,778

  Change in net unrealized gain (loss)             (31,143)              19,675

  Increase (decrease) in net assets
  from operations                                    6,500               58,292

Distributions to shareholders
  Net investment income                            (36,742)             (35,336)

Capital share transactions *
  Shares sold                                    1,001,801              595,171

  Distributions reinvested                          33,156               31,620

  Shares redeemed                                 (460,734)            (293,855)

  Increase (decrease) in net assets from
  capital share transactions                       574,223              332,936

Net Assets

Increase (decrease) during period                  543,981              355,892

Beginning of period                              1,052,267              696,375

End of period                              $     1,596,248      $     1,052,267
                                           ------------------------------------

(Including undistributed net investment income
(loss) of ($3,248) at 5/31/04 and ($3,010)at 5/31/03)

*Share information
  Shares sold                                      207,635              124,265

  Distributions reinvested                           6,883                6,594

  Shares redeemed                                  (95,552)             (61,320)

  Increase (decrease) in shares outstanding        118,966               69,539


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on March 2, 1984. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended May 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2004, the value of loaned securities was $6,356,000; aggregate collateral consisted of $6,492,000 in a money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $810,971,000 and $358,701,000, respectively, for the year ended May 31, 2004. Purchases and sales of U.S. government securities aggregated $449,693,000 and $445,616,000, respectively, for the year ended May 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $36,742,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $         10,301,000

Unrealized depreciation                                             (13,975,000)

Net unrealized appreciation (depreciation)                           (3,674,000)

Undistributed ordinary income                                        (2,246,000)

Capital loss carryforwards                                           (8,766,000)

Paid-in capital                                                   1,610,934,000

Net assets                                                 $      1,596,248,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended May 31, 2004, the fund utilized $2,267,000 of capital loss carryforwards. As of May 31, 2004, the fund had $2,405,000 of capital loss carryforwards that expire in fiscal 2005, $1,276,000 that expire in fiscal 2007, and $5,085,000 that expire thereafter through fiscal 2009.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                        $          1,658,000

Undistributed net realized gain                                       6,819,000

Paid-in capital                                                      (8,477,000)

At May 31, 2004, the cost of investments for federal income tax purposes was $1,593,474,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $486,000.

The fund is also subject to a contractual expense limitation through September 30, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.55%. Through September 30, 2006, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at May 31, 2004, management fees waived in the amount of $1,704,000 remain subject to repayment by the fund through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,106,000 for the year ended May 31, 2004, of which $94,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended May 31, 2004, the fund was charged $379,000 for shareholder servicing costs related to the college savings plans, of which $257,000 was for services provided by Price and $40,000 was payable at period-end. At May 31, 2004, approximately 7.7% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively.

Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the year ended May 31, 2004, the fund was allocated $268,000 of Spectrum Funds' expenses and $142,000 of Retirement Funds' expenses. Of these amounts, $252,000 related to services provided by Price and $57,000 was payable at period-end. At May 31, 2004, approximately 18.6% of the outstanding shares of the fund were held by the Spectrum Funds and 5.2% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $1,795,000.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price Short-Term Bond Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Short-Term Bond Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $606,000 from short-term capital gains.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Short-Term Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name                     Principal Occupation(s) During Past 5 Years
(Year of Birth)          and Directorships of Other Public Companies
Year Elected *

Anthony W. Deering       Director, Chairman of the Board, and Chief Executive
(1945)                   Officer, The Rouse Company, real estate developers;
1983                     Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an
(1943)                   acquisition and management advisory firm
2001

David K. Fagin           Director, Golden Star Resources Ltd., Canyon
(1938)                   Resources Corp. (5/00 to present), and Pacific
2001                     Rim Mining Corp. (2/02 to present); Chairman and
                         President, Nye Corp.

Karen N. Horn            Managing Director and President, Global Private
(1943)                   Client Services, Marsh Inc. (1999-2003); Managing
2003                     Director and Head of International Private Banking,
                         Bankers Trust (1996-1999); Director, Eli Lilly and
                         Company and Georgia Pacific

F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates, Inc.,
(1934)                   consulting environmental and civil engineers
1983

John G. Schreiber        Owner/President, Centaur Capital Partners, Inc., a real
(1946)                   estate investment company; Partner, Blackstone Real
1992                     Estate Advisors, L.P.; Director, AMLI Residential
                         Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name                     Principal Occupation(s) During Past 5 Years and
(Year of Birth)          Directorships of Other Public Companies
Year Elected *
[Number of T. Rowe Price
Portfolios Overseen]

Mary J. Miller, CFA      Vice President, T. Rowe Price and
(1955)                   T. Rowe Price Group, Inc.
2004
[37]

James S. Riepe           Director and Vice President, T. Rowe Price; Vice
(1943)                   Chairman of the Board, Director, and Vice President,
1983                     T. Rowe Price Group, Inc.; Chairman of the Board and
[111]                    Director, T. Rowe Price Global Asset Management
                         Limited, T. Rowe Price Global Investment Services
                         Limited, T. Rowe Price Investment Services, Inc.,
                         T. Rowe Price Retirement Plan Services, Inc., and
                         T. Rowe Price Services, Inc.; Chairman of the Board,
                         Director, President, and Trust Officer, T. Rowe Price
                         Trust Company; Director, T. Rowe Price International,
                         Inc.; Director, The Nasdaq Stock Market, Inc.

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)                    Principal Occupation(s)
Title and Fund(s) Served

Connice A. Bavely, CFA (1951)           Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund    T. Rowe Price Group, Inc.

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, Short-Term Bond Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA (1954)            Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund    T. Rowe Price Group, Inc.

Jennifer A. Callaghan (1969)            Assistant Vice President, T. Rowe Price
Vice President, Short-Term Bond Fund

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, Short-Term Bond Fund         Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Patrick S. Cassidy, CFA (1964)          Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund    T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)                    Principal Occupation(s)
Title and Fund(s) Served

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, Short-Term Bond Fund    Price Group, Inc., T. Rowe Price
                                        International Inc., and T. Rowe Price
                                        Trust Company

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund    T. Rowe Price Trust Company

Charles B. Hill, CFA (1961)             Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund    T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, Short-Term Bond Fund    Price Investment Services, Inc.,
                                        T. Rowe Price Services, Inc., and T.
                                        Rowe Price Trust Company; Vice
                                        President, T. Rowe Price, T. Rowe Price
                                        Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, Short-Term Bond Fund         Price and T. Rowe Price Investment
                                        Services, Inc.

Cheryl A. Mickel, CFA (1967)            Vice President, T. Rowe Price
Vice President, Short-Term Bond Fund    and T. Rowe Price Group, Inc.

Vernon A. Reid, Jr. (1954)              Vice President, T. Rowe Price
Vice President, Short-Term Bond Fund    and T. Rowe Price Group, Inc.

Robert M. Rubino, CPA (1953)            Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund    T. Rowe Price Group, Inc.

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
President, Short-Term Bond Fund         Price Group, Inc., and T. Rowe Price
                                        Trust Company; Chief Investment
                                        Officer, Director, and Vice President,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $9,296                 9,076
     Audit-Related Fees                         847                    --
     Tax Fees                                 2,569                 2,444
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004